CECL (Details 14) SFr in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) contract	Dec. 31, 2020 CHF (SFr) contract	Dec. 31, 2019 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	21	20	26
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 481	SFr 292	SFr 179
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 465	SFr 260	SFr 168
Restructured loans, subsequently defaulted, Number of contracts | contract	4	4	2
Restructured loans, subsequently defaulted, Recorded Investment	SFr 170	SFr 13	SFr 15
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 7
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 7
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 13
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	3	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 33	SFr 165	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 25	SFr 165	SFr 0
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 156	SFr 0	SFr 0
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	18	17	25
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 402	SFr 127	SFr 172
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 394	SFr 95	SFr 161
Restructured loans, subsequently defaulted, Number of contracts | contract	1	4	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 14	SFr 13	SFr 2
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 44	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 44	SFr 0	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	21	20	26
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 481	SFr 292	SFr 179
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 465	SFr 260	SFr 168
Restructured loans, subsequently defaulted, Number of contracts | contract	4	4	2
Restructured loans, subsequently defaulted, Recorded Investment	SFr 170	SFr 13	SFr 15
Bank | Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	0	1
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 0	SFr 7
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 0	SFr 7
Restructured loans, subsequently defaulted, Number of contracts | contract	0	0	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 0	SFr 13
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	3	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 33	SFr 165	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 25	SFr 165	SFr 0
Restructured loans, subsequently defaulted, Number of contracts | contract	3	0	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 156	SFr 0	SFr 0
Bank | Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 2	SFr 0	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	18	17	25
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 402	SFr 127	SFr 172
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 394	SFr 95	SFr 161
Restructured loans, subsequently defaulted, Number of contracts | contract	1	4	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 14	SFr 13	SFr 2
Bank | Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	0	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 44	SFr 0	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 44	SFr 0	SFr 0